CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 533,235	$ 931,208
Restricted cash and cash equivalents	571,634	308,039
Receivables, less allowance for doubtful accounts of $25,113 and $20,282	1,886,596	1,616,382
Due from Hertz affiliates	12,809	0
Inventories, at lower of cost or market	105,728	83,978
Prepaid expenses and other assets	461,502	416,134
Revenue earning equipment, at cost:
Cars	12,591,132	9,678,765
Less accumulated depreciation	(1,881,030)	(1,360,012)
Other equipment	3,240,095	2,830,176
Less accumulated depreciation	(1,041,861)	(1,043,520)
Total revenue earning equipment	12,908,336	10,105,409
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,288,833	1,146,112
Service equipment and other	1,261,049	1,050,915
Total property and equipment, at cost	2,549,882	2,197,027
Less accumulated depreciation	(1,113,496)	(945,173)
Total property and equipment	1,436,386	1,251,854
Other intangible assets, net	4,032,111	2,562,234
Goodwill	1,341,872	392,094
Total assets	23,290,209	17,667,332
LIABILITIES AND EQUITY
Accounts payable	999,061	897,489
Due to Hertz affiliates	0	412
Accrued salaries and other compensation	440,936	426,696
Other Accrued Liabilities	737,524	699,642
Accrued taxes	167,314	162,984
Debt	15,014,474	10,907,849
Public liability and property damage	332,232	281,534
Deferred income tax liability	2,681,140	1,661,872
Total liabilities	20,372,681	15,038,478
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding	0	0
Additional paid-in capital	3,509,998	3,473,625
Accumulated deficit	(565,597)	(816,376)
Accumulated other comprehensive loss	(26,892)	(28,414)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,917,509	2,628,835
Noncontrolling interest	19	19
Total equity	2,917,528	2,628,854
Total liabilities and equity	$ 23,290,209	$ 17,667,332